Subsequent Events (Details Narrative)	Jan. 01, 2026 shares	Mar. 13, 2025 shares	Mar. 12, 2025 shares	Feb. 28, 2025 shares	Jan. 27, 2025 $ / shares shares	Jan. 10, 2025 shares	Jan. 09, 2025 USD ($) $ / shares shares	Jul. 14, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price for all modified outstanding stock options | $ / shares								$ 2.25
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
RSUs vested upon the earlier of January 1, 2026	500,000						100,000
Issuance of Common Shares in Public Offering							500,000
RSUs vest on upon the Corporation's VWAP							1,000,000
RSUs vest on upon the Corporation's VWAP							1,000,000
Additional RSUs vested							1,000,000
Exercise price for all modified outstanding stock options | $ / shares							$ 1.50
RSUs exercised						240,000
Subsequent Events [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of Common Shares in Public Offering		1,575,000	1,600,000	4,920,000	16,000,000
Per share value of Common Shares in Public Offering | $ / shares					$ 1.00
Key management personnel of entity or parent [member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Total cash bonus awarded to directors and committee members | $							$ 160,000
Shares granted awarded to directors and committee members							40,000
RSUs granted to directors and committee members							172,500
Chief Executive Officer [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Total cash bonus awarded to directors and committee members | $							$ 50,000
Chief Financial Officer [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Total cash bonus awarded to directors and committee members | $							20,000
The Chairman Of The Board [Member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Total cash bonus awarded to directors and committee members | $							$ 200,000
Issuance of Common Shares in Public Offering						50,000
Restricted share units [member] | Key management personnel of entity or parent [member] | Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
RSUs issued to the CEO deemed vested							100,000